Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Of Financial Position [Abstract]
Equity shares, par value	$ 0.000625	$ 0.000625
Equity shares, issued	48,195,962	47,650,750
Equity shares, outstanding	48,195,962	47,650,750	41,040,028